Loans and advances to customers - Schedule of Financial Assets at Amortised Cost (Details) - GBP (£) £ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022	Dec. 31, 2022
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	£ 4,903
Allowance account for credit losses of financial assets, ending balance	5,117	£ 4,903			£ 4,903
Net carrying amount	450,720	454,899	[1]		454,899 [1]
Charge/(credit) for methodology and model changes in financial assets	(3)	(66)		£ 3	(63)
Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	4,518			3,820	3,820
Exchange and other adjustments	76				106
Impact of transfers between stages	427				849
Other changes in credit quality	387				443
Additions and repayments	(147)				59
Charge (credit) to the income statement	667				1,351
Disposal and derecognition	(60)
Advances written off	(554)				(941)
Recoveries of advances written off in previous years	90				182
Allowance account for credit losses of financial assets, ending balance	4,737	4,518			4,518
Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	459,417			452,387	452,387
Allowance account for credit losses of financial assets, beginning balance	4,518
Exchange and other adjustments	(1,761)				(389)
Impact of transfers between stages	0				0
Additions and repayments	851				8,178
Disposals and derecognition	(2,586)
Advances written off	(554)				(941)
Recoveries of advances written off in previous years	90				182
Loans and advances to customers, ending balance	455,457	459,417			459,417
Allowance account for credit losses of financial assets, ending balance	4,737	4,518			4,518
Net carrying amount	450,720	£ 454,899			454,899
Loans and advances to customers | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	0				0
Loans and advances to customers | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	0				0
Loans and advances to customers | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	£ 0				£ 0
Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	1.00%	1.00%			1.00%
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	£ 0				£ 0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0				0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0				0
Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	427				849
Stage 1
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	855
Allowance account for credit losses of financial assets, ending balance	931	£ 855			855
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	700			915	915
Exchange and other adjustments	(1)				2
Impact of transfers between stages	20				(18)
Other changes in credit quality	23				(309)
Additions and repayments	37				110
Charge (credit) to the income statement	80				(217)
Disposal and derecognition	(1)
Allowance account for credit losses of financial assets, ending balance	778	700			700
Stage 1 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	281				176
Stage 1 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(59)				(66)
Stage 1 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(7)				(8)
Stage 1 | Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(195)				(120)
Stage 2
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	1,995
Allowance account for credit losses of financial assets, ending balance	1,968	1,995			1,995
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	1,808			1,114	1,114
Exchange and other adjustments	(1)				0
Impact of transfers between stages	93				511
Other changes in credit quality	(12)				85
Additions and repayments	(89)				98
Charge (credit) to the income statement	(8)				694
Disposal and derecognition	(18)
Allowance account for credit losses of financial assets, ending balance	1,781	1,808			1,808
Stage 2 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(276)				(167)
Stage 2 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	119				135
Stage 2 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(171)				(158)
Stage 2 | Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	421				701
Stage 3
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	1,800
Allowance account for credit losses of financial assets, ending balance	1,943	1,800			1,800
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	1,757			1,581	1,581
Exchange and other adjustments	59				39
Impact of transfers between stages	314				356
Other changes in credit quality	302				618
Additions and repayments	(58)				(91)
Charge (credit) to the income statement	558				883
Disposal and derecognition	(7)
Advances written off	(554)				(928)
Recoveries of advances written off in previous years	90				182
Allowance account for credit losses of financial assets, ending balance	1,903	1,757			1,757
Stage 3 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(5)				(9)
Stage 3 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(60)				(69)
Stage 3 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	178				166
Stage 3 | Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	201				268
POCI
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	253
Allowance account for credit losses of financial assets, ending balance	275	253			253
POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, beginning balance	253			210	210
Exchange and other adjustments	19				65
Other changes in credit quality	74				49
Additions and repayments	(37)				(58)
Charge (credit) to the income statement	37				(9)
Disposal and derecognition	(34)
Advances written off	0				(13)
Recoveries of advances written off in previous years	0				0
Allowance account for credit losses of financial assets, ending balance	275	253			253
Stage 1
Disclosure of financial assets [line items]
Charge/(credit) for methodology and model changes in financial assets	(2)				2
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	380,991			400,036	400,036
Allowance account for credit losses of financial assets, beginning balance	700
Exchange and other adjustments	(1,740)				(393)
Impact of transfers between stages	(5,777)				(27,966)
Additions and repayments	5,245				9,314
Disposals and derecognition	(1,202)
Loans and advances to customers, ending balance	377,517	380,991			380,991
Allowance account for credit losses of financial assets, ending balance	778	700			700
Net carrying amount	376,739	£ 380,291			380,291
Stage 1 | Loans and advances to customers | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	13,503				8,330
Stage 1 | Loans and advances to customers | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	(18,824)				(35,046)
Stage 1 | Loans and advances to customers | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	£ (456)				£ (1,250)
Stage 1 | Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	0.20%	0.20%			0.20%
Stage 2
Disclosure of financial assets [line items]
Charge/(credit) for methodology and model changes in financial assets	£ (3)				£ 11
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	61,164			34,931	34,931
Allowance account for credit losses of financial assets, beginning balance	1,808
Exchange and other adjustments	(16)				15
Impact of transfers between stages	4,201				24,663
Additions and repayments	(3,100)				1,555
Disposals and derecognition	(547)
Loans and advances to customers, ending balance	61,702	£ 61,164			61,164
Allowance account for credit losses of financial assets, ending balance	1,781	1,808			1,808
Net carrying amount	59,921	£ 59,356			59,356
Stage 2 | Loans and advances to customers | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	(13,489)				(8,257)
Stage 2 | Loans and advances to customers | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	19,325				35,448
Stage 2 | Loans and advances to customers | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	£ (1,635)				£ (2,528)
Stage 2 | Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	2.90%	3.00%			3.00%
Stage 3
Disclosure of financial assets [line items]
Charge/(credit) for methodology and model changes in financial assets	£ 2				£ (47)
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	7,640			6,443	6,443
Allowance account for credit losses of financial assets, beginning balance	1,757
Exchange and other adjustments	(2)				(23)
Impact of transfers between stages	1,576				3,303
Additions and repayments	(767)				(1,337)
Disposals and derecognition	(94)
Advances written off	(554)				(928)
Recoveries of advances written off in previous years	90				182
Loans and advances to customers, ending balance	7,889	£ 7,640			7,640
Allowance account for credit losses of financial assets, ending balance	1,903	1,757			1,757
Net carrying amount	5,986	£ 5,883			5,883
Stage 3 | Loans and advances to customers | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	(14)				(73)
Stage 3 | Loans and advances to customers | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	(501)				(402)
Stage 3 | Loans and advances to customers | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	£ 2,091				£ 3,778
Stage 3 | Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	24.10%	23.00%			23.00%
POCI
Disclosure of financial assets [line items]
Charge/(credit) for methodology and model changes in financial assets	£ 0				£ (29)
POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	9,622			£ 10,977	10,977
Allowance account for credit losses of financial assets, beginning balance	253
Exchange and other adjustments	(3)				12
Additions and repayments	(527)				(1,354)
Disposals and derecognition	(743)
Advances written off	0				(13)
Recoveries of advances written off in previous years	0				0
Loans and advances to customers, ending balance	8,349	£ 9,622			9,622
Allowance account for credit losses of financial assets, ending balance	275	253			253
Net carrying amount	£ 8,074	£ 9,369			£ 9,369
POCI | Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	3.30%	2.60%			2.60%

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.